TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Jun. 30, 2022
TRANSACTION WITH RELATED PARTIES.
Balances and Transactions Between Related Parties

Material related party balances and transactions other than reorganization transaction and those disclosed elsewhere in these consolidated financial statements, are given below:

			June 30, 2022
			Service	Service	Due from	Due to
		Relationship with	delivery	delivery	related	related
	Note	related party	revenue	expense	parties	parties
			(US$’000)
BPO Solutions, Inc.	23.1	Related entity	—	—	—	2,459
Alert Communications, Inc.	23.1	Related entity	60	—	—	—
Afiniti International Holdings Limited	23.1	Related entity	63	19	—	124
Vendors with common directors	23.2 & 23.3	Related entity	176	152	95	12
IBEX Limited Executive Leadership	23.4	Officers	—	—	13	—
			299	171	108	2,595

			June 30, 2021
			Service	Service	Due from	Due to
		Relationship with	delivery	delivery	related	related
	Note	related party	revenue	expense	parties	parties
			(US$’000)
BPO Solutions, Inc.	23.1	Related entity	—	—	—	3,610
Alert Communications, Inc.	23.1	Related entity	113	—	696	—
TRG Marketing Services, Inc.	23.1	Related entity	—	—	19	—
Afiniti International Holdings Limited	23.1	Related entity	56	27	—	168
TRG Holdings, LLC	23.1	Related entity	—	—	—	122
The Resource Group International Limited	23.1	Parent	—	—	163	—
Vendors with common directors	23.2 & 23.3	Related entity	201	405	87	97
3rd Party Client and Internet Services Provider	23.3	Related entity	679	77	638	278
IBEX Limited Executive Leadership	23.4	Officers	—	—	13	—
TRG (Private) Limited	23.1	Related entity	—	—	121	—
Etelequote	23.1	Related entity	115	—	18	—
			1,164	509	1,755	4,275

			June 30, 2020
			Service	Service
		Relationship with	delivery	delivery
	Note	related party	revenue	expense
			(US$’000)
Alert Communications, Inc.	23.1	Related entity	164	—
Afiniti International Holdings Limited	23.1	Related entity	53	48
Vendors with common directors	23.2 & 23.3	Related entity	310	489
3rd Party Client and Internet Services Provider	23.3	Related entity	764	73
Etelequote	23.1	Related entity	34	—
			1,325	610